Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2017
Offsetting of derivatives
Offsetting of derivatives
end of	2Q17		4Q16
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	2.6	2.0	8.2	7.5
OTC	95.7	88.5	129.1	121.7
Exchange-traded	0.2	0.3	0.1	0.1
Interest rate products	98.5	90.8	137.4	129.3
OTC-cleared	0.0	0.0	0.0	0.0
OTC	40.0	46.7	59.3	69.2
Exchange-traded	0.0	0.0	0.0	0.1
Foreign exchange products	40.0	46.7	59.3	69.3
OTC	11.8	12.7	11.2	11.5
Exchange-traded	9.5	10.7	11.5	13.0
Equity/index-related products	21.3	23.4	22.7	24.5
OTC-cleared	2.8	3.0	2.1	2.3
OTC	5.0	5.4	5.8	6.2
Credit derivatives	7.8	8.4	7.9	8.5
OTC-cleared	0.0	0.0	0.0	0.0
OTC	1.6	0.7	2.2	1.1
Exchange-traded	0.0	0.0	0.0	0.1
Other products	1.6	0.7	2.2	1.2
OTC-cleared	5.4	5.0	10.3	9.8
OTC	154.1	154.0	207.6	209.7
Exchange-traded	9.7	11.0	11.6	13.3
Total gross derivatives subject to enforceable master netting agreements	169.2	170.0	229.5	232.8
Offsetting (CHF billion)
OTC-cleared	(5.2)	(4.9)	(8.5)	(7.8)
OTC	(138.1)	(143.6)	(188.6)	(199.1)
Exchange-traded	(9.2)	(10.2)	(11.1)	(11.9)
Offsetting	(152.5)	(158.7)	(208.2)	(218.8)
of which counterparty netting	(133.9)	(133.9)	(184.7)	(184.7)
of which cash collateral netting	(18.6)	(24.8)	(23.5)	(34.1)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.2	0.1	1.8	2.0
OTC	16.0	10.4	19.0	10.6
Exchange-traded	0.5	0.8	0.5	1.4
Total net derivatives subject to enforceable master netting agreements	16.7	11.3	21.3	14.0
Total derivatives not subject to enforceable master netting agreements [1]	4.3	5.3	5.6	6.4
Total net derivatives presented in the consolidated balance sheets	21.0	16.6	26.9	20.4
of which recorded in trading assets and trading liabilities	20.9	16.6	26.8	20.4
of which recorded in other assets and other liabilities	0.1	0.0	0.1	0.0
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2Q17				4Q16
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	103.1	(26.3)	76.8		99.9	(26.9)	73.0
Securities borrowing transactions	18.4	(5.0)	13.4		24.0	(4.5)	19.5
Total subject to enforceable master netting agreements	121.5	(31.3)	90.2		123.9	(31.4)	92.5
Total not subject to enforceable master netting agreements [1]	39.1	–	39.1		42.2	–	42.2
Total	160.6	(31.3)	129.3	[2]	166.1	(31.4)	134.7	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 91,520 million and CHF 87,331 million of the total net amount as of the end of 2Q17 and 4Q16, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2Q17				4Q16
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	47.7	(28.7)	19.0		51.3	(29.0)	22.3
Securities lending transactions	8.0	(2.6)	5.4		8.3	(2.4)	5.9
Obligation to return securities received as collateral, at fair value	30.2	0.0	30.2		31.9	0.0	31.9
Total subject to enforceable master netting agreements	85.9	(31.3)	54.6		91.5	(31.4)	60.1
Total not subject to enforceable master netting agreements [1]	9.5	–	9.5		5.5	–	5.5
Total	95.4	(31.3)	64.1		97.0	(31.4)	65.6
of which securities sold under repurchase agreements and securities lending transactions	62.0	(31.3)	30.7	[2]	64.4	(31.4)	33.0	[2]
of which obligation to return securities received as collateral, at fair value	33.4	0.0	33.4		32.6	0.0	32.6
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 16,038 million and CHF 19,634 million of the total net amount as of the end of 2Q17 and 4Q16, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2Q17						4Q16
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	16.7	5.6		0.0		11.1	21.3	6.3		0.0		15.0
Securities purchased under resale agreements	76.8	76.8		0.0		0.0	73.0	73.0		0.0		0.0
Securities borrowing transactions	13.4	12.9		0.0		0.5	19.5	18.6		0.0		0.9
Total financial assets subject to enforceable master netting agreements	106.9	95.3		0.0		11.6	113.8	97.9		0.0		15.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.3	2.5		0.0		8.8	14.0	3.3		0.0		10.7
Securities sold under repurchase agreements	19.0	19.0		0.0		0.0	22.3	22.3		0.0		0.0
Securities lending transactions	5.4	5.1		0.0		0.3	5.9	5.7		0.0		0.2
Obligation to return securities received as collateral, at fair value	30.2	28.1		0.0		2.1	31.9	30.4		0.0		1.5
Total financial liabilities subject to enforceable master netting agreements	65.9	54.7		0.0		11.2	74.1	61.7		0.0		12.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
end of	6M17		2016
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	2.6	2.0	8.2	7.5
OTC	95.7	88.6	129.1	121.7
Exchange-traded	0.2	0.3	0.1	0.1
Interest rate products	98.5	90.9	137.4	129.3
OTC	40.0	46.7	59.3	69.2
Exchange-traded	0.0	0.0	0.0	0.1
Foreign exchange products	40.0	46.7	59.3	69.3
OTC	11.8	12.7	11.2	11.7
Exchange-traded	9.5	10.7	11.5	13.0
Equity/index-related products	21.3	23.4	22.7	24.7
OTC-cleared	2.8	3.0	2.1	2.3
OTC	5.0	5.4	5.8	6.2
Credit derivatives	7.8	8.4	7.9	8.5
OTC	1.6	0.7	2.2	1.1
Exchange-traded	0.0	0.0	0.0	0.1
Other products	1.6	0.7	2.2	1.2
OTC-cleared	5.4	5.0	10.3	9.8
OTC	154.1	154.1	207.6	209.9
Exchange-traded	9.7	11.0	11.6	13.3
Total gross derivatives subject to enforceable master netting agreements	169.2	170.1	229.5	233.0
Offsetting (CHF billion)
OTC-cleared	(5.2)	(4.9)	(8.5)	(7.8)
OTC	(138.1)	(143.7)	(188.6)	(199.3)
Exchange-traded	(9.2)	(10.2)	(11.1)	(11.9)
Offsetting	(152.5)	(158.8)	(208.2)	(219.0)
of which counterparty netting	(133.9)	(133.9)	(184.7)	(184.7)
of which cash collateral netting	(18.6)	(24.9)	(23.5)	(34.3)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.2	0.1	1.8	2.0
OTC	16.0	10.4	19.0	10.6
Exchange-traded	0.5	0.8	0.5	1.4
Total net derivatives subject to enforceable master netting agreements	16.7	11.3	21.3	14.0
Total derivatives not subject to enforceable master netting agreements [1]	4.3	5.3	5.8	6.4
Total net derivatives presented in the consolidated balance sheets	21.0	16.6	27.1	20.4
of which recorded in trading assets and trading liabilities	20.9	16.6	27.0	20.4
of which recorded in other assets and other liabilities	0.1	0.0	0.1	0.0
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	6M17				2016
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	103.1	(26.3)	76.8		100.2	(26.9)	73.3
Securities borrowing transactions	18.4	(5.0)	13.4		24.0	(4.5)	19.5
Total subject to enforceable master netting agreements	121.5	(31.3)	90.2		124.2	(31.4)	92.8
Total not subject to enforceable master netting agreements [1]	39.1	–	39.1		42.3	–	42.3
Total	160.6	(31.3)	129.3	[2]	166.5	(31.4)	135.1	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 91,520 million and CHF 87,331 million of the total net amount as of 6M17 and 4Q16, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	6M17				2016
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	47.7	(28.7)	19.0		51.6	(29.0)	22.6
Securities lending transactions	8.0	(2.6)	5.4		8.3	(2.4)	5.9
Obligation to return securities received as collateral, at fair value	30.2	0.0	30.2		31.9	0.0	31.9
Total subject to enforceable master netting agreements	85.9	(31.3)	54.6		91.8	(31.4)	60.4
Total not subject to enforceable master netting agreements [1]	9.5	–	9.5		5.4	–	5.4
Total	95.4	(31.3)	64.1		97.2	(31.4)	65.8
of which securities sold under repurchase agreements and securities lending transactions	62.0	(31.3)	30.7	[2]	64.7	(31.4)	33.3	[2]
of which obligation to return securities received as collateral, at fair value	33.4	0.0	33.4		32.5	0.0	32.5
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 16,038 million and CHF 19,634 million of the total net amount as of 6M17 and 4Q16, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	6M17						2016
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	16.7	5.6		0.0		11.1	21.3	6.3		0.0		15.0
Securities purchased under resale agreements	76.8	76.8		0.0		0.0	73.3	73.3		0.0		0.0
Securities borrowing transactions	13.4	12.9		0.0		0.5	19.5	18.6		0.0		0.9
Total financial assets subject to enforceable master netting agreements	106.9	95.3		0.0		11.6	114.1	98.2		0.0		15.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.3	2.5		0.0		8.8	14.0	3.3		0.0		10.7
Securities sold under repurchase agreements	19.0	19.0		0.0		0.0	22.6	22.6		0.0		0.0
Securities lending transactions	5.4	5.1		0.0		0.3	5.9	5.7		0.0		0.2
Obligation to return securities received as collateral, at fair value	30.2	28.0		0.0		2.2	31.9	30.4		0.0		1.5
Total financial liabilities subject to enforceable master netting agreements	65.9	54.6		0.0		11.3	74.4	62.0		0.0		12.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.